UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23166

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
 (Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654
(Address of principal executive offices) (Zip code)

Marcus L. Collins, Esq.
RiverNorth Capital Management, LLC
325 North LaSalle Street, Suite 645
Chicago, Illinois 60654
 (Name and address of agent for service)

(312)832-1440
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

RiverNorth/DoubleLine Strategic Opportunity Fund	Schedule of Investments
September 30, 2018 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
ASSET BACKED OBLIGATIONS - 5.78%(a)(b)
2,687,500	Blackbird Capital Aircraft(c)	5.68%	12/16/2041	$ 2,773,306
1,728,125	Coinstar Funding, LLC	5.22%	4/25/2047	1,750,345
3,000,000	InSite Issuer LLC	6.41%	11/15/2046	2,971,236
2,687,500	Labrador Aviation Finance Limited	5.68%	1/15/2042	2,672,469
479,167	Sapphire Aviation Finance	5.93%	12/15/2040	490,365
1,000,000	SOFI Consumer Loan Program Trust(d)	4.73%	1/26/2026	1,019,200

TOTAL ASSET BACKED OBLIGATIONS
(Cost $11,581,895)				11,676,921

Shares/Description		Rate	Maturity	Value
BANK LOANS - 5.47%(a)(d)
224,433	Acrisure LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.59%	11/22/2023	225,650
124,684	AlixPartners LLP, Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.99%	4/4/2024	125,411
213,335	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.89%	6/13/2024	213,735
199,496	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.33%	9/19/2024	200,896
225,000	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.33%	10/22/2024	225,844
224,438	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.24%	11/30/2024	226,279
85,000	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.09%	7/25/2025	86,169
225,000	BMC Software Finance, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.55%	9/1/2025	227,454
105,000	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.99%	7/31/2025	106,424
222,131	Canyon Valor Companies, Inc., Guaranteed Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.64%	6/16/2023	223,598
225,000	Capri Acquisitions Bidco Ltd, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.59%	11/1/2024	224,765
222,152	Change Healthcare Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.99%	3/1/2024	223,142
225,000	CHG Healthcare Services, Inc., Guaranteed Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.31%	6/7/2023	226,653
225,000	Colorado Buyer, Inc., Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.11%	5/1/2024	225,633
200,000	Concentra, Inc., Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.86%	6/1/2022	201,625
224,436	Cvent, Inc., Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	5.99%	11/29/2023	224,857
105,000	Edelman Financial Center LLC., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.59%	7/21/2025	106,072
175,000	Envision Healthcare Corporation Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.08%	10/31/2025	174,562
225,000	Equian Buyer Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.46%	5/20/2024	226,371
224,433	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.24%	3/8/2024	225,752
200,000	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.32%	11/29/2024	202,000
224,436	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.24%	3/31/2025	226,280
199,495	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.83%	5/24/2024	200,575
199,496	Gates Global LLC, Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.99%	4/1/2024	200,962
225,000	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.00%	7/2/2025	227,953
197,500	GrafTech Finance, Inc., Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.74%	2/12/2025	199,105
199,497	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.74%	2/1/2023	200,794
220,000	Hayward Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.58%	8/5/2024	221,650
199,494	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.49%	7/1/2022	201,087
200,000	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.49%	8/5/2022	201,812
224,420	Jaguar Holding Company II, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.74%	8/18/2022	224,867
225,000	Kronos Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	5.34%	11/1/2023	226,393
224,433	Life Time Fitness, Inc., Guaranteed Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.06%	6/10/2022	225,709
218,662	Micron Technology, Inc., Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.58%	9/28/2023	219,141
240,000	MLN US Holdco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.84%	7/11/2025	242,776
220,000	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.14%	6/7/2023	220,713
224,433	National Vision, Inc., Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.74%	11/20/2024	226,468
225,000	Peak 10 Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	5.89%	8/1/2024	223,265
218,637	Pike Corporation, Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.75%	3/12/2025	220,714
225,000	Plantronics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.74%	7/2/2025	226,055
224,433	PODS LLC, Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.88%	12/6/2024	225,240
224,432	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.99%	5/2/2022	225,729
224,432	Project Alpha Intermediate Holding, Inc., Guaranteed Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%)	5.99%	4/26/2024	224,760
140,000	Refinitiv US Holdings, Inc. Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.07%	10/31/2025	139,854
181,921	SCS Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.49%	10/31/2022	183,286
199,497	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.74%	6/20/2024	200,295
224,430	Select Medical Corporation, Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.91%	3/6/2024	226,254
224,425	Solera LLC, Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.99%	3/3/2023	225,162
225,000	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.64%	9/30/2022	226,243
90,000	Starfruit US Holdco, LLC Senior Secured First Lein Term Loan (3 Month LIBOR USD + 3.25%)	5.57%	10/31/2025	90,487
225,000	Transdigm, Inc., Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.74%	6/9/2023	226,079
54,863	Travel Leaders Group LLC, Guaranteed Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.16%	1/25/2024	55,583
120,000	VeriFone Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.32%	9/30/2025	120,915
120,000	Verscend Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.74%	8/27/2025	121,225
225,000	VF Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.49%	6/4/2025	226,225
85,000	Web.com, Senior Secured First Lien Term Loan (3 Month LIBOR + 3.75%)	6.07%	10/31/2025	85,637

TOTAL BANK LOANS
(Cost $11,024,650)				11,062,185

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 7.11%(a)
39,541	Capital Southwest Corp	5.95%	12/15/2022	1,008,295
52,615	KCAP Financial Inc	6.13%	9/30/2022	1,325,898
227,236	Oxford Square Capital Corp	6.50%	3/30/2024	5,702,487
19,165	Saratoga Investment Corp	6.75%	12/30/2023	493,307
30,193	Stellus Capital Investments	5.75%	9/15/2022	757,844
160,200	THL Credit, Inc.	6.75%	12/30/2022	4,037,040
41,359	TriplePoint Venture Growth BDC Corp	5.75%	7/15/2022	1,034,389

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $14,297,763)				14,359,260

Shares/Description				Value
CLOSED-END FUNDS - 20.32%(a)
480,988	BlackRock Corporate High Yield Fund, Inc.			5,055,184
387,576	BlackRock Credit Allocation Income Trust			4,743,930
351,322	BradywineGlobal Global Income Opportunities Fund, Inc.			3,822,383
317,292	Eaton Vance Limited Duration Income Fund			4,023,263
3	Franklin Templeton Limited Duration Income Trust			31
442,614	Invesco Senior Income Trust			1,903,240
74,959	NexPoint Credit Strategies Fund			1,679,082
510,168	Nuveen Credit Strategies Income Fund			4,066,039
160,041	Prudential Global Short Duration High Yield Fund			2,219,769
290,734	Wells Fargo Income Opportunities Fund			2,302,613
229,696	Western Asset Emerging Markets Debt Fund Inc.			3,082,520
320,670	Western Asset Global High Income Fund Inc.			2,921,304
1,097,928	Western Asset Global High Income Opportunity Fund Inc.			5,226,137

TOTAL CLOSED-END FUNDS
(Cost $43,434,781)				41,045,495

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS - 5.92%(a)(d)
	Apidos Ltd.
500,000	Series 2015-21R (3 Month LIBOR USD + 8.25%)(b)	10.58%	7/19/2027	499,940
500,000	Series 2016-24R (3 Month LIBOR USD + 5.80%)	7.95%	10/21/2030	499,426
	Atrium CDO Corp
500,000	Series XIII 2017-13 (3 Month LIBOR USD + 6.05%)(b)	8.40%	11/21/2030	506,089
500,000	Series 14A-E (3 Month LIBOR USD + 5.65%)	7.96%	8/23/2030	496,694
	Canyon Capital Ltd.
500,000	Series 2016-1R (3 Month LIBOR USD + 5.75%)(b)	8.09%	7/15/2031	492,076
	Carlyle Global Market Strategies
500,000	Series 2013-3A (3 Month LIBOR USD + 5.50%)	7.84%	10/15/2030	495,001
500,000	Series 2014-2RA (3 Month LIBOR USD + 5.35%)(b)	7.66%	5/15/2031	488,122
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A (3 Month LIBOR USD + 5.80%)(b)	8.14%	4/15/2030	502,986
	Dorchester Park CLO Ltd.
500,000	Series 2015-1A (3 Month LIBOR USD + 5.00%)(b)	7.35%	4/20/2028	501,884
	Dryden Senior Loan Fund
500,000	Series 2015-37R (3 Month LIBOR USD + 5.15%)(b)	7.49%	1/15/2031	494,907
500,000	Series 2015-40R (3 Month LIBOR USD + 5.75%)(b)	8.06%	8/15/2031	495,022
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A (3 Month LIBOR USD + 5.40%)(b)	7.65%	7/15/2030	502,532
	Gilbert Park CLO, Ltd.
500,000	Series 2017-1A (3 Month LIBOR USD + 6.40%)(b)	8.74%	10/15/2030	511,625
	LCM Ltd Partnership
500,000	Series 14A (3 Month LIBOR USD + 5.50%)	7.90%	7/20/2031	493,486
500,000	Series 17A (3 Month LIBOR USD + 6.00%)	5.32%	10/15/2031	500,000
500,000	Series 27A (3 Month LIBOR USD + 5.60%)(b)	8.05%	7/16/2031	495,053
	Myers Park CLO, Ltd.
500,000	Series 2018-1A (3 Month LIBOR USD + 5.50%)	7.92%	10/20/2030	500,000
	Neuberger Berman Loan Advisors Ltd.
500,000	Series 2016-23A (3 Month LIBOR USD + 6.58%)	8.92%	10/17/2027	501,888
500,000	Series 2016-23A-ER (3 Month LIBOR USD + 5.75%)	5.22%	10/17/2027	500,000
	Octagon Investment Partners Ltd.
500,000	Series 2016-26R (3 Month LIBOR USD + 8.09%)(b)	10.43%	7/15/2030	493,602
500,000	Series 2013-16R (3 Month LIBOR USD + 5.75%)(b)	8.09%	7/17/2030	498,593
	Voya Ltd.
500,000	Series 2018-2A (3 Month LIBOR USD + 5.25%)	7.62%	7/15/2031	486,554
	Webster Park CLO Ltd.
500,000	Series 2015-1A (3 Month LIBOR USD + 5.50%)	7.85%	7/20/2030	499,071
	Wind River CLO, Ltd.
500,000	Series 2018-2A (3 Month LIBOR USD + 5.75%)(b)	7.86%	7/15/2030	499,957

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $12,007,743)				11,954,508

Principal Amount/Description		Rate	Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 64.34%(a)
	Atrium Hotel Portfolio Trust
433,000	Series 2018-ATRM (1 Month LIBOR USD + 3.40%)(b)(d)	5.56%	6/15/2035	436,593
	Bank of America Alternative Loan Trust
2,224,406	Series 2004-12	6.00%	1/25/2035	2,261,094
	Banc of America Funding Corporation
2,532,831	Series 2006-D(d)	3.48%	5/20/2036	2,249,853
	Banc of America Mortgage Securities Inc.
2,686,977	Series 2007-3	6.00%	9/25/2037	2,605,702
	Barclays Commercial Mortgage Securities Trust
682,000	Series 2018-CBM(b)	5.31%	7/15/2037	687,872
	BB-UBS Trust
500,000	Series 2012 - TFT(b)(d)	3.68%	6/7/2030	462,650
Principal Amount/Description		Rate	Maturity	Value
	BCAP LLC Trust
2,170,897	Series 2011-RR4(b)(d)	6.00%	8/26/2037	2,148,341
2,040,604	Series 2011-RR4(b)(d)	6.00%	8/26/2037	2,019,402
	Bear Stearns Alt-A Trust
2,373,136	Series 2005-10(d)	3.99%	1/25/2036	2,228,496
	Bear Stearns Adjustable Rate Mortgage Trust
1,976,421	Series 2006-2(d)	4.00%	7/25/2036	1,796,814
	Chase Mortgage Finance Corporation
3,896,229	Series 2007-S4 (1 Month LIBOR USD + 0.60%)(d)	2.82%	6/25/2037	2,103,210
	ChaseFlex Trust
3,179,124	Series 2007-1	6.50%	2/25/2037	2,000,550
	CHL GMSR Trust
3,930,000	Series 2018-GT1 (1 Month LIBOR USD + 2.75%)(b)(d)	4.97%	5/25/2023	3,981,718
	CIM Trust
3,720,000	Series 2017-3RR-B2(b)(d)	11.98%	1/29/2057	3,990,890
	Citigroup Mortgage Loan Trust Inc.
886,000	Series 2015-GC27 D(b)(d)	4.58%	2/12/2048	818,106
2,560,778	Series 2005-5(d)	4.00%	10/25/2035	1,981,404
1,903,678	Series 2007-AR5(d)	3.80%	4/25/2037	1,818,672
355,000	Series 2016-GC36 D(b)	2.85%	2/10/2049	287,023
	Commercial Mortgage Trust
500,000	Series 2012-CCRE4(b)(d)	4.73%	10/17/2045	266,051
537,000	Series 2012-CCRE4(b)(d)	4.73%	10/17/2045	171,515
500,000	Series 2013-LC13(b)(d)	5.45%	8/10/2046	482,274
769,000	Series 2014-LC15(b)(d)	5.11%	4/12/2047	703,859
878,000	Series 2018-HCLV (1 Month LIBOR USD + 2.18%)(b)(d)	4.18%	9/15/2033	872,989
	Countrywide Alternative Loan Trust
1,124,715	Series 2005-48T1 `	5.50%	11/25/2035	1,025,474
1,523,669	Series 2005-63(d)	3.41%	12/25/2035	1,388,018
3,681,417	Series 2005-64CB	5.50%	12/25/2035	3,259,728
1,491,115	Series 2006-26CB	6.50%	9/25/2036	1,234,254
4,341,455	Series 2006-32CB	6.00%	11/25/2036	3,788,321
3,181,018	Series 2007-14T2	6.00%	7/25/2037	2,380,501
3,286,957	Series 2007-2CB	5.75%	3/25/2037	2,865,312
2,647,380	Series 2007-16CB	6.25%	8/25/2037	2,275,482
	Countrywide Home Loans
2,498,901	Series 2005-HYB1 (1 Month LIBOR USD + 0.30%)(d)	2.82%	3/25/2035	2,366,797
3,115,729	Series 2007-9	5.75%	7/25/2037	2,808,132
2,568,377	Series 2007-HYB1(d)	3.34%	3/25/2037	2,387,356
	Credit Suisse First Boston Mortgage Securities Corp.
1,818,826	Series 2005-9	5.50%	10/25/2035	1,651,739
	Credit Suisse Mortgage Trust
2,396,742	Series 2006-7	6.75%	8/25/2036	2,105,524
2,403,719	Series 2007-1	6.00%	2/25/2037	2,116,474
569,000	Series 2017-PFHP (1 Month LIBOR USD + 6.15%)(b)(d)	8.31%	12/15/2030	574,846
	First Horizon Alternative Mortgage Securities Trust
987,313	Series 2005-AA8(d)	3.88%	10/25/2035	912,157
	FREMF Mortgage Trust
308,337	Series 2016-KF22 (1 Month LIBOR USD + 5.05%)(b)(d)	7.16%	7/25/2023	331,509
	GMAC Commercial Mortgage Securities Inc.
500,000	Series 2004-C3(b)(d)	5.14%	12/10/2041	490,209
	GS Mortgage Securities Trust
1,701,000	Series 2014-GC26(b)(d)	4.66%	11/13/2047	1,488,565
240,000	Series 2015-GC34	2.98%	10/13/2048	194,901
655,000	Series 2018-TWR(b)	6.08%	7/15/2031	657,463
	Harborview Mortgage Loan Trust
1,936,188	Series 2004-2 (1 Month LIBOR USD + 0.52%)(d)	2.69%	6/19/2034	1,928,690
	IndyMac INDX Mortgage Loan Trust
1,717,793	Series 2004-AR4(d)	4.24%	8/25/2034	1,698,766
3,301,873	Series 2007-FLX6 (1 Month LIBOR USD + 0.25%)(d)	2.47%	9/25/2037	3,223,242
	JP Morgan Chase Commercial Mortgage Securities Corp.
499,000	Series 2006-LDP9	5.34%	5/15/2047	497,567
31,265	Series 2007-LDP10(d)	5.46%	1/15/2049	31,056
27,432	Series 2007-C1(d)	6.15%	2/15/2051	27,303
800,000	Series 2011-C3(b)(d)	5.87%	2/16/2046	789,451
244,000	Series 2015-JP1(b)(d)	4.90%	1/15/2049	191,218
500,000	Series 2016-WIKI(b)(d)	4.14%	10/5/2031	487,041
	JPMBB Commercial Mortgage Securities Trust
9,475,000	Series 2013-C14(b)(d)(e)	1.12%	8/17/2046	409,725
1,000,000	Series 2013-C17(b)(d)	3.87%	1/17/2047	818,535
632,000	Series 2015-C27(b)(d)	3.98%	2/18/2048	575,622
	Luminent Mortgage Trust
3,238,621	Series 2006-3-11A1 (1 Month LIBOR USD + 0.20%)(d)	2.42%	5/25/2036	3,140,386
2,721,645	Series 2006-3-12A1 (1 Month LIBOR USD + 0.21%)(d)	2.43%	5/25/2036	2,605,028
	Monarch Beach Report Trust
1,000,000	Series 2018-MBRMZM(b)	7.12%	7/16/2035	1,007,175
	Morgan Stanley BAML Trust
656,000	Series 2015-C20(b)	3.07%	2/15/2048	552,204
	Morgan Stanley Capital Trust
350,000	Series 2018-SUN(b)	5.21%	7/16/2035	351,648
Principal Amount/Description		Rate	Maturity	Value
	New Century Home Equity Loan Trust
2,856,134	Series 2006-1-A2B (1 Month LIBOR USD + 0.18%)(d)	2.40%	5/25/2036	2,688,624
	Nomura Asset Acceptance Corporation
2,485,480	Series 2005-AP3(c)	5.19%	8/25/2035	1,686,284
	PR Mortgage Loan Trust
2,728,658	Series 2014-1(b)(d)	5.91%	10/25/2049	2,473,952
	Residential Accredit Loans, Inc.
2,520,810	Series 2007-QA5(d)	6.01%	9/25/2037	2,314,347
	Residential Asset Securitization Trust
2,904,236	Series 2005-A15	5.75%	2/25/2036	2,153,422
2,861,635	Series 2007-A5	6.00%	5/25/2037	2,494,844
	Residential Funding Mortgage Securities I Trust
1,772,492	Series 2005-SA2(d)	4.21%	6/25/2035	1,573,580
3,519,057	Series 2006-S8	6.00%	9/25/2036	3,337,250
	RMAT
1,270,755	Series 2015-PR2(b)(c)	8.85%	11/25/2035	1,227,518
	Starwood Commercial Mortgage Trust
549,000	Series 2018-URB (1 Month LIBOR USD + 3.15%)(b)(d)	5.21%	5/15/2035	551,050
	Structured Adjustable Rate Mortgage Loan Trust
1,895,801	Series 2005-22(d)	3.86%	12/25/2035	1,823,194
2,837,264	Series 2007-8(d)	4.19%	9/25/2037	2,722,281
	Structured Asset Mortgage Investments Inc.
885,485	Series 2005-AR7 (12 Month US Treasury Average + 1.05%)(d)	2.89%	3/25/2046	927,824
	UBS-Barclays Commercial Mortgage Trust
500,000	Series 2013-C5(b)(d)	4.22%	3/12/2046	424,631
	Wachovia Mortgage Backed Securities
127,788	Series 2007-C30(d)	5.41%	12/15/2043	128,547
	Washington Mutual Mortgage Pass-Through Certificates Trust
2,025,008	Series 2005-8	5.50%	10/25/2035	1,953,019
1,872,632	Series 2006-AR6(d)	3.72%	8/25/2036	1,810,137
2,133,000	Series 2006-AR10(d)	3.91%	8/25/2046	2,054,180
1,694,776	Series 2006-2	6.00%	3/25/2036	1,727,381
2,400,189	Series 2007-HY3(d)	3.52%	3/25/2037	2,319,944
	Wells Fargo Commercial Mortgage Trust
332,000	Series 2016-C33(b)	3.12%	3/17/2059	278,843
	Wells Fargo Mortgage Backed Securities
2,293,930	Series 2006-9	6.00%	8/25/2036	2,288,251

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $132,538,797)				129,971,600

Principal Amount/Description		Rate	Maturity	Value
U.S. Government/Agency Mortgage Backed Securities - 21.22% (a)
	Federal Home Loan Mortgage Corporation
4,088,167	Series 3770	4.00%	12/15/2040	4,131,393
1,590,336	Series 3806 (1 Month LIBOR USD + 6.45%)(d)(e)(f)	4.29%	12/15/2037	33,407
7,544,430	Series 3966 (1 Month LIBOR USD + 5.90%)(d)(e)(f)	3.74%	12/15/2041	855,400
4,496,780	Series 4605	3.00%	8/15/2046	3,787,835
4,718,628	Series 4657	3.00%	2/15/2047	4,081,799
4,218,751	Series 4686	4.00%	3/15/2047	4,288,959
	Federal National Mortgage Association
5,890,047	Series 2011-101 (1 Month LIBOR USD + 5.90%)(d)(e)(f)	3.68%	10/25/2041	766,426
5,186,383	Series 2011-124 (1 Month LIBOR USD + 6.50%)(d)(e)(f)	4.28%	12/25/2041	789,671
6,164,486	Series 2012-20 (1 Month LIBOR USD + 6.45%)(d)(e)(f)	4.23%	3/25/2042	878,558
4,127,026	Series 2013-36	3.00%	4/25/2043	3,713,269
6,000,000	Series 2013-109(g)	0.00%	7/25/2043	3,552,049
2,839,510	Series 2014-38	3.00%	9/25/2043	2,401,881
6,215,805	Series 2014-58	3.00%	9/25/2044	5,466,034
3,970,421	Series 2016-75	3.00%	10/25/2046	3,476,139
	Government National Mortgage Association
20,025,070	Series 2013-155(d)(e)	0.23%	9/16/2053	450,630
4,417,040	Series 2017-17	3.50%	2/20/2047	4,198,416

TOTAL U.S. Government/Agency Mortgage Backed Securities
(Cost $45,802,189)				42,871,866

Shares/Description				Value
SHORT-TERM INVESTMENTS 6.53%(a)
Money Market Fund
13,188,206	Fidelity Institutional Government Portfolio
	(7 Day Yield 1.92%)(h)			13,188,206

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,188,206)				13,188,206

TOTAL INVESTMENTS - 136.69%				276,130,041
(Cost $283,876,024)
LIABILITIES IN EXCESS OF OTHER ASSETS (36.69)%				(74,120,177)
NET ASSETS - 100.00%				$ 202,009,864

(a)	All or a portion of the security has been pledged as collateral in connection with an open credit agreement.
	At September 30, 2018, the value of securities pledged amounted to $276,130,041, which represents
	approximately 136.69% of net assets.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been
	deemed liquid under procedures approved by the Fund's Board of Directors and may normally be sold to
	qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A
	securities amounts to $50,169,224 which represents approximately 24.84% of net assets as of
	September 30, 2018.
(c)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2018.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at
	September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread
	are indicated in the description above. Certain variable rate securities are not based on a published reference
	rate and spread, but are determined by the issuer or agent and are based on current market conditions. These
	securities do not indicate a reference rate and spread in their description above.
(e)	Interest only security.
(f)	Inverse floating rate security whose interest rate moves in the opposite direction of reference
	interest rates. Reference interest rates are typically based on a negative multiplier or slope.
	Interest rate may also be subject to a cap or floor.
(g)	Denotes zero-coupon bonds.
(h)	Seven-day yield as of September 30, 2018.

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the "Fund") is a closed‑end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016.  The investment adviser to the Fund is RiverNorth Capital Management, LLC (the "Adviser").  The Fund's sub-adviser is DoubleLine Capital, LP ("Sub-Adviser").  The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy.  The Adviser will determine the portion of the Fund's Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification ("ASC") 946 – Investment Companies.

Security Valuation:  The Fund's assets and other financial instruments are generally valued at their market value using market quotations.  If a market quotation is unavailable, a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Fund follows industry practice and records security transactions on the trade date basis. The specific identification costs basis method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Other:  The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Share Valuation:  The net asset value (the "NAV") is generally calculated as of the close of trading on the New York Stock Exchange ("the Exchange") (normally 4:00 p.m. Eastern time) every day the Exchange is open.  The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Federal Income Taxes:  The Fund intends to elect to be treated as, and to qualify each year for special tax treatment afforded to, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC").  In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements.  As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its "net capital gain".  If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates.  In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

Distributions to Shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Fund.

The Fund maintains a level distribution policy.  The Fund distributes to shareholders regular monthly cash distributions of its net investment income.  In addition, the Fund distributes its net realized capital gains, if any, at least annually.

At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return capital, in addition to current net investment income.  Any distribution that is treated as a return of capital generally will reduce a shareholder's basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares.  Any amounts received in excess of a shareholder's basis are generally treated as capital gain, assuming the shares are held as capital assets.

The Board of Directors ("Board") approved the adoption of a managed distribution plan in accordance with Section 19(b) exemptive order whereby the Fund makes monthly distributions to common shareholders set at a fixed monthly rate of $0.15 per common share.

The amount of the fund's distributions pursuant to the managed distribution plan are not related to the Fund's performance and, therefore, investors should not make any conclusions about the Fund's investment performance from the amount of the Fund's distributions or from the terms of the Fund's manages distribution plan. The Board may amend, suspend or terminate the managed distribution plan at any time without notice to shareholders.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability.  This includes assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or  indirectly) for substantially the full term of the asset or liability; and

•
Level 3 – Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or  Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fair values for long-term debt securities, including asset-backed obligations, non-agency collateralized mortgage obligations, and U.S. government/agency mortgage-backed securities are normally determined on the basis of the mean valuations provided by independent pricing services.  Vendors typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information. Bank loans are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors ("Board") has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund's good faith pricing guidelines, the Adviser, Sub-Adviser, or Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser's, Sub-Adviser's, or the Valuation Committee's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the Adviser, Sub-Adviser or Valuation Committee is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at September 30, 2018 involving the Fund's assets:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Asset Backed Obligations	$ -	$ 11,676,921	$ -	$ 11,676,921
Bank Loans	-	11,062,185	-	11,062,185
Business Development Company Notes	14,359,260	-	-	14,359,260
Closed-End Funds	41,045,495	-	-	41,045,495
Collateralized Loan Obligations	-	11,954,508	-	11,954,508
Non-Agency Collateralized Mortgage Obligations	-	129,971,600	-	129,971,600
U.S. Government/Agency Mortgage Backed Securities	-	42,871,866	-	42,871,866
			-
Short-Term Investments	13,188,206	-	-	13,188,206
Total	$ 68,592,961	$ 207,537,080	$ -	$ 276,130,041

*     Refer to the Fund's Schedule of Investments for a listing of securities by type.

The Fund did not hold any Level 3 securities at the end of the reporting period. There were no transfers into and out of Levels 1, 2, and 3 during the current period presented.

4. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13"Changes to the Disclosure Requirements for Fair Value Measurement" which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

In addition, in August 2018, the Securities and Exchange Commission ("Commission") issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain financial statement disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The amendments to Rule 6-04.17 of Regulation S-X (balance sheet) were amended to require presentation of the total, rather than the components of net assets, of distributable earnings on the balance sheet. Consistent with GAAP, funds will be required to disclose total distributable earnings. The amendments to Rule 6-09 of Regulation S-X (Statement of Changes in Net Assets) omit the requirement to separately state the sources of distributions paid as well as omit the requirement to parenthetically state the book basis amount of undistributed net investment income.  Instead, consistent with GAAP, funds will be required to disclose the total amount of distributions paid, except that any tax return of capital must be separately disclosed. The requirements of the Final Rule Release are effective November 5, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

By (Signature and Title) /s/ Patrick W. Galley
                                            Patrick W. Galley, President

Date                                             November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Patrick W. Galley
                                            Patrick W. Galley, President

Date                                             November 29, 2018

By (Signature and Title) /s/ Jonathan M. Mohrhardt
                                           Jonathan M. Mohrhardt, Chief Financial Officer

Date                                             November 29, 2018